Management of Financial Risks - Summary Of Exchange Rates Fluctuations On Financial Assets And Liabilities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Financial liabilities	€ 16,644		€ 1,421	€ 2,019
Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Financial assets	14,368	$ 17,630
Bank account position held in USD	14,086	17,285
Financial liabilities	8,273	$ 10,152
Depreciation o0f USD By 1% | Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Impact of changes in USD on financial assets	(142)
Impact of changes in USD on cash and cash equivalents	(139)
Impact of changes in USD on financial liabilities	(82)
Depreciation Of USD By 5% | Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Impact of changes in USD on financial assets	(684)
Impact of changes in USD on cash and cash equivalents	(671)
Impact of changes in USD on financial liabilities	(394)
Depreciation Of USD By 10% | Currency risk
Disclosure Of Exchange Rates Fluctuations On Financial Assets And Liabilities [Line Items]
Impact of changes in USD on financial assets	(1,306)
Impact of changes in USD on cash and cash equivalents	(1,281)
Impact of changes in USD on financial liabilities	€ (752)